Other income (expenses) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair value change of other liabilities	$ 445,216	$ 2,200,312
Interest income	398,955	82,970
Foreign exchange (expense) gain	(160,173)	(331,966)
Total other income (expenses)	$ 683,998	$ 1,951,316